Income Taxes - Reconciliation of Principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Statutory income tax rate	30.00%	30.00%	30.00%
Differences between accounting and tax bases, primarily tax inflation gain that is not recognized for accounting purposes	10.00%	1.00%	4.00%
Asset tax		5.00%
Tax loss carryforwards	(2.00%)	(20.00%)	(10.00%)
2014 Tax Reform	1.00%	19.00%	1.00%
Foreign operations	5.00%	4.00%	(2.00%)
Disposition of investment			10.00%
Share of income in associates and joint ventures, net	(5.00%)	(4.00%)
Exchange of Convertible Debentures for Warrants of UHI			1.00%
Effective income tax rate	39.00%	35.00%	34.00%